LAW OFFICES OF
                           DERENTHAL & DANNHAUSER LLP
                           ONE POST STREET, SUITE 575
                         SAN FRANCISCO, CALIFORNIA 94104
                                 (415) 981-4844
                            FACSIMILE: (415) 981-4840


                                February 25, 2005

BY EDGAR AND FACSIMILE

Ms. Pamela Carmody
Special Counsel
Office of Mergers and Acquisitions
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549

            Re:      BellaVista Capital, Inc. (the "Company")
                     Preliminary Proxy Statement on Schedule 14A filed February 18, 2005 Supplemental Letters dated February 22 and February 24, 2005 SEC File No. 0-30507

Dear Ms. Carmody:

         This letter is in response to comments on the above referenced filings that we discussed by telephone today. We are concurrently forwarding to you a hard copy of this letter and amendment no. 2 to the Schedule 14A to facilitate your review.

         We have made the changes discussed in our telephone conversation of today, and the amendment is marked to reflect all changes to the solicitation materials included in the previously filed Schedule 14A.

         As you are aware, the Company would like to file definitive materials and reproduce and mail them as soon as may be practicable.

         Please contact me with any further questions or comments you may have concerning this filing.

                                Very truly yours,



                                Paul J. Derenthal

cc:      Johanna Vega Losert, Esq.
         Mr. Michael Rider